Share-based compensation	12 Months Ended
Dec. 31, 2023
Share-based compensation.
Share-based compensation

16.   Share-based compensation

Stock appreciation rights

As of December 31, 2023, the Company had granted 3,710,473 SARs (inclusive of 5,779 forfeited SARs) to certain of its officers and directors under its 2013 Equity Incentive Plan.

Changes in the SARs for the year ended December 31, 2023 are set forth below:

		Weighted average
	No. of SARs	exercise price
Balance as of January 1, 2023	528,844	$4.74
SARs granted during the year ended December 31, 2023	—	—
SARs exercised during the year ended December 31, 2023	(352,484)	$(4.88)
Balance as of December 31, 2023 (none of which are exercisable or convertible)	176,360	$4.28

The total cost related to non-vested awards expected to be recognized through 2025 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2024	57
57

Restricted stock units

As of December 31, 2023, the Company had granted 1,921,741 RSUs to certain of its officers and directors under its 2013 Equity Incentive Plan.

Changes in the RSUs for the year ended December 31, 2023 is set forth below:

		Weighted average
		fair value at grant
	No. of RSUs	date
Balance as of January 1, 2023	908,209	$5.31
RSUs granted during the year ended December 31, 2023	210,747	$16.64
RSUs vested during the year ended December 31, 2023	(402,504)	$(5.30)
RSUs forfeited during the year ended December 31, 2023	—	—
Balance as of December 31, 2023 (none of which are vested)	716,452	$8.65

The total cost related to non-vested awards expected to be recognized through 2026 is set forth below:

In thousands of U.S. Dollars
Period	TOTAL
2024	2,349
2025	1,353
2026	150
3,852